Financial instruments - Fair values and risk management - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) vessel derivative	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 152,528,000	$ 161,478,000	$ 296,954,000	$ 173,133,000
Number of bareboat-in vessels | vessel	3
Bareboat leaseback contract duration	54 months
Percent of floating interest rates hedged	43.00%	43.00%
Amount reclassified from hedging reserve	$ 0	$ 0
Cap options | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	$ 200,000,000	$ 200,000,000
Number of derivative instruments held | derivative	2	2
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 152,500,000	$ 161,500,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	$ 1,000	$ 1,000	$ 1,000
Interest rate risk | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, percent	0.50%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	13.90%	14.40%	12.50%
Sensitivity analysis, reasonably possible change in risk variable, percent	10.00%
Customer two | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	0.02%
Customer two | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	10.00%
Customer one | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	1.21%
Customer one | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	11.00%
One client | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		0.03%
One client | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		6.00%	7.00%
TI Pool | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	58.75%	46.27%